SHARE CAPITAL	6 Months Ended
Sep. 30, 2025
SHARE CAPITAL

17 SHARE CAPITAL

Under a deemed reverse acquisition (as discussed in note 3), the historical shareholders’ equity of DSL, being the accounting acquirer (legal acquiree) prior to the Transaction is retrospectively adjusted to reflect the legal capital structure of the accounting acquiree (legal acquirer) and the Share Subdivision. This is calculated by using the exchange ratio as determined on the completion of the Transaction being 410 shares in the Company for each DSL share and multiplying by 2 for the impact of Share Subdivision. The difference in value of the share capital arising from this conversion versus the share capital amount in DSL is recorded in equity under the capital reserve.

The Shares of the Company have a par value of $0.00005 after the Share Subdivision.

							Share capital
							net of capital
		Share capital		Share	Capital	Warrant	reserve and warrant
	Notes	Shares	Amount	premium	reserve	reserve	reserve
			USD	USD	USD	USD	USD
Balance at April 1, 2024 (audited)		11,626	3,752,669	-	-	-	3,752,669
Exercise of share option awards (pre-recapitalization)	(a)	44	27,368	-	-	-	27,368
Capital Raise	(b)	5,086	1,346,800	-	-	6,653,200	8,000,000
Pre-recapitalized balance		16,756	5,126,837	-	-	6,653,200	11,780,037
Recapitalization of DSL (1:410 exchange ratio)	(c)	6,853,204	(5,126,150)	-	5,126,150		-
Sub-total		6,869,960	687	-	5,126,150	6,653,200	11,780,037
Founding share of the Company		1	-	-	-		-
Sub-total		6,869,961	687	-	5,126,150	6,653,200	11,780,037
Share Subdivision	(d)	6,869,961	-	-	-		-
Recapitalized balance		13,739,922	687	-	5,126,150	6,653,200	11,780,037
Exercise of share option awards (post-recapitalization)	(e)	1,003,680	50	1,768,661	-	-	1,768,711
Conversion of Preferred Shares	(f)	2,583,820	129	5,610,871	-	-	5,611,000
Conversion of convertible loan notes	(f)	2,347,134	117	6,133,664	-	-	6,133,781
Capitalization of loan from immediate holding company	(g)	731,707	37	2,999,963	-	-	3,000,000
IPO and Exercise of overallotment option	(h)	2,587,500	130	9,176,277	-	-	9,176,407
Issuance of IPO Warrants	(i)	-	-	-	-	72,610,000	72,610,000
Balance at March 31, 2025 (audited)		22,993,763	1,150	25,689,436	5,126,150	79,263,200	110,079,936

Balance at April 1, 2025 (audited)		22,993,763	1,150	25,689,436	5,126,150	79,263,200	110,079,936
Exercise of the IPO Warrants (Tranche 1)	(j)	2,250,000	113	28,919,387	-	(17,377,000)	11,542,500
Sub-total		25,243,763	1,263	54,608,823	5,126,150	61,886,200	121,622,436
Bonus split	(k)	176,706,341	8,835	-	-	-	8,835
Balance at September 30, 2025 (unaudited)		201,950,104	10,098	54,608,823	5,126,150	61,886,200	121,631,271

(a)	In April 2024, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.

(b)	On May 27, 2024, DSL and its subsidiaries (collectively referred to as the “DSL Group”) completed the Capital Raise and DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. The warrants have a fair value of $6,653,200 and $1,346,800 being allocated to share capital with a total value recognized in reserves of $8,000,000. These shares equate to 4,170,520 shares post the Recapitalization.

(c)	On July 15, 2024, the Company completed the Recapitalization. Prior to the Recapitalization, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the DSL Group. The Transaction resulted in the Company becoming the immediate holding company of DSL and DSL became a wholly owned subsidiary of the Company. The Recapitalization resulted in one share in DSL being exchanged for four hundred and ten (410) Ordinary Shares.

(d)	On July 26, 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each. The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.

(e)	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.

(f)	On December 20, 2024, the Company’s registration statement Form F-1 being declared effective by the SEC. This resulted in outstanding Preferred Shares converting into 2,583,820 Ordinary Shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totalling $5,101,781, also converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares.

(g)	Pursuant to a triparty loan agreement dated September 30, 2024, $3.0 million loan from Rhino Ventures was capitalized through the issuance of 731,707 Ordinary Shares.

(h)	On January 23, 2025, the Company closed on its IPO of 2,250,000 Ordinary Shares, par value $0.00005 per share, at a public offering price of $4.10 per ordinary share, for total gross proceeds of $9,225,000, before deducting underwriting discounts, commissions, and other related expenses. The net proceeds amounted to $7,747,756.

On January 27, 2025, the Company also closed on the underwriter’s exercise of the Over-Allotment Option to purchase 337,500 Ordinary Shares pursuant to the Underwriting Agreement. Pursuant to the Over-Allotment Option, the underwriters purchased an additional 337,500 Ordinary Shares at the public offering price of $4.10 per share, resulting in additional gross proceeds of $1.38 million, before deducting underwriting discounts and other related expenses. The net proceeds amounted to $1,261,969.

After giving effect to the full exercise of the Over-Allotment Option, the total number of Ordinary Shares sold by the Company in the IPO increased to 2,587,500 Ordinary Shares and the gross proceeds increased to $10,608,750 million, before deducting underwriting discounts and other related expenses. The total net proceeds amounted to $9,009,725.

The gross proceeds of $10,608,750 are deducted against the deferred IPO expenses of $1,432,343 upon the successful closing of the IPO and share capital of $130 and share premium of $9,176,277 are recognized.

(i)	On January 23, 2025, the Company issued Rhino Ventures six tranches of the IPO Warrants (as defined in note 18.2), with each tranche comprising 2,250,000 warrants, in connection with the IPO. See note 18.2 for details.

(j)	On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants, with an exercise price of $5.13 per share, to purchase 2,250,000 Ordinary Shares of the Company. The total exercise price of US$11,542,500 has been delivered in full to the Company.

(k)	On September 8, 2025, the Company completed the Stock Bonus. Each shareholder received seven bonus Ordinary Shares for every one ordinary share held. The Stock Bonus resulted in the issuance of 176,706,341 Ordinary Shares.